Convertible Debenture - Related Party (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible Debenture - Related Party [Abstract]
Convertible debenture - related party at beginning of period	$ 19,055	$ 17,287	$ 15,681
Forgiveness	(19,999)
Conversion
Repayment
Accumulated interest	944	1,768	1,606
Convertible debenture - related party at end of period	$ 86,408	$ 19,055	$ 17,287